Annual Fund Operating Expenses - Defiance Autism Impact ETF - Defiance Autism Impact ETF Class	May 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	Estimated for the current fiscal year.